Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets
Allowance for loan losses	$ 6,712	$ 7,227
Deferred compensation	1,057	816
Intangible assets	182	388
Pension costs	2,775	1,900
Impairment losses	195	195
Other	171	158
Deferred tax asset	11,092	10,684
Deferred tax liabilities
Tax depreciation in excess of book depreciation	(295)	(373)
Discount accretion on securities	(73)	(77)
Purchase accounting adjustments	(1,774)	(2,111)
FHLB stock dividends	(2,249)	(2,249)
Unrealized gain on securities available for sale	(3,013)	(2,814)
Other	(105)	(20)
Deferred tax liability	(7,509)	(7,644)
Net deferred tax asset	$ 3,583	$ 3,040